DUE TO RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Outstanding loan amount	$ 16,731,731	$ 4,002,880
Amount due to other expenses	7,009,162	4,001,091
Accrued compensation	3,564,543	2,066,930
Repayment of Loan	21,040,000	2,552,874	$ 593,950
Geniusu web services india pvt ltd [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions	278,923	260,596
Jeff hays [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	563,000	563,000
Amount due to other expenses	846,000	462,000
Accrued compensation	1,861,688	1,166,682
Patrick gentempo [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	563,000	563,000
Accrued compensation	1,630,098	935,118
Chief Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	40,000.00	40,000.00
Chief Executive Officers [Member] | Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	4,000,000
Repayment of Loan	1,450,000
Loan repayable in term of cash	1,150,000
Chief Executive Officers [Member] | Roger hamilton [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of loan	2,700,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	1,126,000	1,126,000
Entrepreneur Resorts Limited [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	546,933
Wooden fish village [member]
IfrsStatementLineItems [Line Items]
Outstanding loan amount	$ 4,584,002